UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23306

Collaborative Investment Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Mercator International Opportunity Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 98.99%

Apparel & Textile Products - 1.28%
2,000.00	Brunello Cucinelli SpA (Italy)	$ 68,754

Automotive - 1.49%
600	Ferrari NV (Italy) *	80,280

Biotech & Pharma - 6.81%
550	ALK-Abelló A/S (Denmark) *	90,913
1,000.00	GW Pharmaceuticals Plc. ADR *	168,570
1,250.00	UCB SA (Belgium) *	107,337
		366,820
Chemicals - 1.40%
1,700.00	Umicore SA (Belgium) *	75,487

Commercial Services - 1.92%
250	Eurofins Scientific SE (Luxembourg) *	103,468

Consumer Products - .96%
2,000.00	Fancl Corp.	51,594

Containers & Packaging - 1.22%
15,000.00	DS Smith Plc (United Kingdom) *	65,592

Electrical Equipment - 1.78%
12,500.00	Fagerhult AB (Sweden) *	95,979

Engineering & Construction Services - 1.14%
3,300.00	AF AB Class B (Sweden) *	54,971
1,100.00	AFB-Rights Af Poyry AB *	6,591
		61,562
Hardware - 11.30%
2,000.00	Accesso Technology Group Plc. (United Kingdom) *	22,548
25,000.00	BlackBerry Ltd. (Canada) *	252,250
400.00	Nidec Corp.	50,602
2,500.00	Nintendo Co., Ltd. ADR	89,675
30,000.00	Nokia Oyj ADR *	171,600
2,000.00	SLM Solutions Group AG (Germany) *	21,759
		608,434
Health Care Facilities & Services - 2.92%
5,000.00	Amplifon SpA (Italy) *	97,299
500.00	ORPEA Societe Anonyme *	60,005
		157,304
Investment Advice - 1.71%
250	LVMH Moet Hennessy Louis Vuitton S.E. *	91,943

Iron & Steel - 1.68%
1,650.00	BHP Billiton Ltd. ADR	90,207

Machinery - 8.10%
550	Disco Corp. (Japan)	78,235
5,000.00	FANUC Crop. ADR	85,200
70.00	Interroll Holding AG (Switzerland) *	142,008
150	Keyence Corp. (Japan)	93,615
1,500.00	THK Co. Ltd. (Japan)	36,991
		436,049
Media - 13.86%
2,000.00	CyberAgent, Inc. (Japan) *	81,451
20,000.00	Entertainment One Ltd. (Canada) *	116,331
2,500.00	LINE Corp. ADR *	88,025
3,500.00	Schibsted ASA (Norway) *	137,377
1,050.00	Shopify, Inc. (Canada) *	216,951
1,000.00	Ströeer SE & Co. KGaA (Germany) *	58,547
1,000.00	Uuum, Inc. *	47,806
		746,488
Medical Equipment & Devices - 3.33%
7,000.00	Biocartis Group NV (Belgium) *	89,504
5,000.00	JEOL Ltd. (Japan) *	89,839
		179,343
Passenger Transportation - 1.70%
5,000.00	Air France - KLM (France) *	56,220
6,900.00	Norwegian Air Shuttle ASA (Norway) *	35,193
		91,413
Renewable Energy - 2.27%
3250	SolarEdge Technologies, Inc. (Israel) *	122,460

Retail-Consumer Staples - 1.99%
6,000.00	Ocado Group Plc. (United Kingdom) *	107,049

Retail-Discretionary - 10.92%
3,000.00	ASKUL Corp. (Japan) *	74,740
1,250.00	ASOS Plc. (United Kingdom) *	52,073
15,000.00	Boozt AB (Sweden) *	108,078
6,180.00	Dustin Group AB (Sweden) *	57,953
1,250.00	Moncler SpA ( Italy) *	50,360
2,500.00	Monotaro Co. Ltd. *	55,495
18,500.00	OVS SpA (Italy) *	33,925
10,000.00	Rakuten, Inc. ADR	95,000
1,550.00	Zalando SE (Germany) *	60,412
		588,036
Semiconductors - 10.19%
4,000.00	Advantest Corp. (Japan)	92,834
3,000.00	Ams Ag (Austria) *	80,926
590	ASML Holding NV ADR *	110,950
50,000.00	IQE Plc. (United Kingdom) *	47,972
12,500.00	Nordic Semiconductor ASA (Noerway) *	52,309
4,000.00	PVA TePla Ag (Austria) *	50,023
3,500.00	STMicroelectronics NV ADR *	51,975
3,500.00	Taiwan Semiconductor Manufacturing Co., Ltd. ADR *	61,440
		548,429
Software - 5.37%
2,000.00	Basware Oyj (Finland) *	49,575
1,500.00	Comture Corp. *	49,249
50,000.00	Learning Technologies Group Plc. *	45,954
2,000.00	Materialise NV ADR *	31,480
8,000.00	RaySearch Laboratories AB (Sweden) *	89,215
30,000.00	ZOO Digital Group Plc. (United Kingdom) *	23,433
		288,906
Specialty Finance - 2.04%
140	Adyen N.V. (Netherlands) *	109,603

Technology Services - 3.62%
3,000.00	Baozun Inc. ADR *	124,620
2,000.00	First Derivative Plc. (United Kingdom) *	70,038
		194,658

TOTAL FOR COMMON STOCKS (Cost $5,805,910) - 98.99%		5,329,858

TOTAL INVESTMENTS (Cost $5,805,910) - 98.99%		5,329,858

ASSETS IN EXCESS OF OTHER LIABILITIES - 1.01%		54,317

NET ASSETS - 100.00%		$ 5,384,175

ADR - American Depository Receipts.
* Non-income producing securities during the period.
**Variable rate security; the coupon rate shown represents the yield at March 31,2019

***At March 31, 2019 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,799,166 amounted to $476,052, which consisted of aggregate gross unrealized appreciation of $398,246 and aggregate gross unrealized depreciation of $874,298.

1. SECURITY TRANSACTIONS

At March 31,2019 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $5,799,166 amounted to $476,052, which consisted of aggregate gross unrealized appreciation of $398,246 and aggregate gross unrealized depreciation of $874,298.

2. SECURITY VALUATION

Fair Value Pricing Policy

The Board has adopted guidelines for Fair Value Pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to review by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (common stocks, exchange traded funds, and real estate investment trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Short-term investments.  Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,329,858	$0	$0	$5,329,858
Total	$5,329,858	$0	$0	$5,329,858

Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee and President/Chief Executive Officer of the Trust

Date:  May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee and President/Chief Executive Officer of the Trust

Date:  May 30, 2019

By /s/Adam Snitkoff

* Adam Snitkoff

   Treasurer /Chief Financial/Principal Accounting Officer of the Trust

Date:  May 30, 2019